Significant Accounting Policies - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Jul. 01, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Grant liability		$ 1,500
Grant income recognized	$ 189	22	$ 472	$ 754
Proceeds from initial public offering, net of issuance costs		$ 187,224
Number of operating segments | Segment		1		1
Unsecured related party note receivable				$ 36,000			$ 42,000
Lease, practical expedient, use of hindsight		true
Operating lease right-of-use asset		$ 959
Operating lease liabilities		$ 972
ASU 2016-02
Basis Of Presentation And Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Operating lease right-of-use asset					$ 1,000
Operating lease liabilities					$ 1,000
ASU 2018-07
Basis Of Presentation And Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, material impact		true
ASU 2018-13
Basis Of Presentation And Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, material impact		true
Unsecured Related Party Note Receivable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Debt instrument, interest rate				1.45%
Debt instrument, maturity month and year				2025-04
Alzheimers Association
Basis Of Presentation And Significant Accounting Policies [Line Items]
Research grant awarded						$ 1,000
Grant received				$ 776,000
Remaining grant to be received				224,000
Alzheimers Association | Accrued Expenses
Basis Of Presentation And Significant Accounting Policies [Line Items]
Cash received in excess of expenses				22,000
Alzheimers Association | Other Income (Expense), Net
Basis Of Presentation And Significant Accounting Policies [Line Items]
Grant income recognized				754,000
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Grant liability				1,500
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Proceeds from initial public offering, net of issuance costs				$ 50,000